DISCONTINUED OPERATIONS (Gain Resulting From Such Disposition) (Details) - Qufan [Member] - CNY (¥) ¥ in Thousands	Feb. 09, 2018	Dec. 31, 2017
Consideration	¥ 121,964
Cash and cash equivalents	41,699	¥ 41,858
Short-term investments	20,000	20,000
Prepayments and other receivables	6,428	5,344
Property and equipment, net	1,490	1,489
Intangible assets, net	45,847	47,824
Goodwill	130,613	130,613
Long-term investments	2,000
Other non-current assets	14	16
Accrued payroll and welfare payable	(5,104)	4,828
Accrued expenses and other current liabilities	(756)	(6,103)
Income tax payable	(4,927)	(4,695)
Deferred revenue	(5,527)
Deferred tax liabilities	(12,554)	¥ (12,721)
Net assets of Qufan	¥ 219,223
Equity interest percentage	51.00%
Less: Net assets of Qufan attributable to the Company	¥ 111,804
Gain on disposal of Qufan	¥ 10,160